Investment Portfolio	as of February 29, 2020 (Unaudited)

DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 97.2%
Alabama 0.4%
Jefferson County, AL, Sewer Revenue, Series C, Step-up Coupon, 0% to 10/1/2023, 6.9% to 10/1/2050, INS: AGMC	5,000,000	4,967,800
Arizona 3.3%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025, GTY: Citigroup Global Markets	4,000,000	4,832,320
Arizona, State Industrial Development Authority, 3rd Tier Great Lakes Senior Living Revenue Communities Project:
Series C, 144A, 5.0%, 1/1/2049	1,300,000	1,422,564
Series C, 144A, 5.5%, 1/1/2054	2,700,000	3,057,507
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,138,410
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,174,590
Series G, 144A, 5.0%, 7/1/2051	550,000	624,179
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,141,740
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2054	2,760,000	2,921,074
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	8,000,000	10,375,200
Glendale, AZ, Industrial Development Authority, Terrace of Phoenix Project, 5.0%, 7/1/2048	690,000	757,013
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,189,530
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project:
Series B, 144A, 5.0%, 7/1/2049	840,000	964,354
Series B, 144A, 5.0%, 7/1/2054	600,000	683,622
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	1,380,000	1,434,772
Series A, 144A, 5.25%, 7/1/2048	1,750,000	1,822,362
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
144A, 5.0%, 6/15/2049	410,000	442,693
144A, 5.0%, 6/15/2052	710,000	763,058
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,634,760
Series A, 6.25%, 12/1/2046	1,400,000	1,489,502
		37,869,250
California 5.6%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	4,800,000	5,809,632
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-1, 5.0%, 6/1/2047	3,800,000	4,035,106
Series A-1, 5.25%, 6/1/2047	2,400,000	2,560,464
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	8,750,000	14,140,437
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,373,542
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	3,105,000	3,241,341
4.0%, 9/1/2046	4,895,000	5,179,840
California, School Finance Authority Revenue, Inspire Charter Schools, Series B, 144A, 3.0%, 7/15/2020	2,590,000	2,594,610
California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,516,311
California, State School Finance Authority, Educational Facilities Revenue, River Springs Charter School Project, Series A, 144A, 6.375%, 7/1/2046	2,000,000	2,373,280
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.25%, 12/1/2056	5,515,000	6,371,259
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	562,385
Series A, 6.0%, 10/1/2042	1,000,000	1,124,460
Series A, 6.0%, 10/1/2047	1,000,000	1,121,740
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co., Inc.	620,000	710,551
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,232,413
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,545,328
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	4,156,577
		64,649,276
Colorado 4.4%
Colorado, Broadway Station Metropolitan District No. 3, Zero Coupon, 12/1/2049	2,000,000	1,217,860
Colorado, E-470 Public Highway Authority Revenue, Series C, 5.375%, 9/1/2026	2,000,000	2,044,200
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	2,275,000	2,532,735
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	6,365,000	8,326,884
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,030,260
Colorado, State Health Facilities Authority Hospital Revenue, CommonSpirit Health Obligation Group, Series A-2, 4.0%, 8/1/2049	4,000,000	4,587,160
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,739,920
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	4,835,000	5,268,506
Series A, 5.0%, 12/1/2035	2,500,000	2,890,700
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 4.0%, 11/15/2043	6,000,000	7,101,240
Series A, 5.0%, 12/1/2043	1,630,000	1,953,115
Series A, 5.0%, 12/1/2048	2,610,000	3,117,097
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,070,170
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,060,000	2,435,538
Denver, CO, Health & Hospital Authority, Certificates of Participation, 5.0%, 12/1/2048	1,170,000	1,429,810
Denver, CO, International Business Center Metropolitan District No.1, Series B, 6.0%, 12/1/2048	775,000	836,380
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	2,365,000	2,571,252
		51,152,827
Connecticut 0.6%
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05% PIK, 7/1/2031*	19,513,377	731,752
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	870,000	1,048,628
Connecticut, State Health & Educational Facility Authority Revenue, Church Home of Hartford, Inc. Project:
Series A, 144A, 5.0%, 9/1/2046	3,000,000	3,387,540
Series A, 144A, 5.0%, 9/1/2053	1,500,000	1,687,140
		6,855,060
District of Columbia 0.7%
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	870,000	946,986
Series A, 5.0%, 7/1/2052	1,305,000	1,414,960
District of Columbia, Metropolitan Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2053	1,590,000	1,856,818
District of Columbia, Water & Sewer Authority, Public Utility Revenue, Green Bond, Series A, 4.0%, 10/1/2049	3,375,000	3,962,621
		8,181,385
Florida 7.4%
Alachua County, FL, Health Facilities Authority, Shands Teaching Hospital & Clinics, Inc., Series A, 4.0%, 12/1/2049	4,165,000	4,823,903
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A,144A, 8.125%, 5/15/2044*	2,310,000	2,171,400
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	2,088,952
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054	7,500,000	8,388,825
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.5% **, 1/1/2049	4,000,000	4,133,360
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	890,000	1,058,450
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	8,555,000	9,813,355
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	350,000	391,171
Series A, 5.0%, 2/15/2048	1,150,000	1,279,594
Florida, State Higher Educational Facilities Financial Authority Revenue
4.0%, 10/1/2044	1,395,000	1,554,755
4.0%, 10/1/2049	1,905,000	2,113,788
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,211,764
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	2,495,000	2,750,762
144A, 4.375%, 5/1/2050	2,095,000	2,314,849
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,285,000	1,366,405
7.0%, 5/1/2041	1,470,000	1,574,032
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, JetBlue Airways Corp. Project:
Series A, AMT, 4.0%, 10/1/2049	10,000,000	11,646,300
AMT, 5.0%, 11/15/2026	1,500,000	1,637,055
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project:
Series A, 144A, 5.0%, 1/15/2049	825,000	926,574
Series A, 144A, 5.0%, 1/15/2054	850,000	947,453
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	2,700,000	2,844,504
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,851,325
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, Prerefunded, 5.5%, 11/15/2042	3,040,000	3,276,968
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2029	1,000,000	1,100,880
Osceola County, FL, Transportation Revenue:
Series A-2, Zero Coupon, 10/1/2049	3,400,000	1,279,420
Series A-2, Zero Coupon, 10/1/2051	4,775,000	1,648,617
Series A-2, Zero Coupon, 10/1/2054	4,570,000	1,394,124
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc., Series B, 4.0%, 5/15/2053	3,000,000	3,196,980
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project, Series A, 5.75%, 11/15/2054	5,000,000	5,296,850
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project:
Series A, 5.0%, 12/1/2044	1,200,000	1,383,996
Series A, 5.0%, 12/1/2055	1,120,000	1,288,694
		86,755,105
Georgia 1.9%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,458,960
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	4,266,408
Series B, 5.0%, 1/1/2030	1,715,000	2,113,206
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	595,425
Series A, 5.5%, 8/15/2054	1,820,000	2,178,631
Georgia, Brooklyn Development Authority Revenue, Children's Healthcare, Series A, 4.0%, 7/1/2049	5,000,000	5,862,100
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	2,440,000	2,890,619
		22,365,349
Guam 0.5%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	1,040,000	1,243,486
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,884,634
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	800,000	978,560
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2034	1,200,000	1,305,000
		5,411,680
Illinois 6.2%
Chicago, IL, Board of Education:
Series A, Zero Coupon, 12/1/2026	1,110,000	979,231
Series A, 5.0%, 12/1/2033	740,000	925,607
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	4,000,000	4,827,880
Series A, 5.5%, 1/1/2049	4,605,000	5,746,902
Chicago, IL, O'Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	1,595,000	1,655,785
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,426,373
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series A, 5.0%, 6/15/2050 (a)	1,365,000	1,675,114
Series B, 5.0%, 6/15/2052	4,435,000	4,706,023
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	5,435,000	5,493,372
Illinois, State Finance Authority Revenue, Lutheran Communities:
Series A, 5.0%, 11/1/2040	305,000	338,834
Series A, 5.0%, 11/1/2049	415,000	455,807
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,583,375
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055*	900,000	9,000
Illinois, State General Obligation:
5.0%, 2/1/2027	6,925,000	8,513,110
Series A, 5.0%, 10/1/2033	4,970,000	6,224,478
Series B, 5.0%, 10/1/2033	3,150,000	3,945,091
5.0%, 1/1/2035	1,800,000	2,117,178
Series A, 5.0%, 5/1/2035	5,000,000	6,187,800
Series A, 5.0%, 12/1/2038	2,890,000	3,519,297
Series A, 5.0%, 12/1/2039	6,210,000	7,547,199
		71,877,456
Indiana 2.4%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	3,635,000	4,254,149
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,471,575
Series A, 144A, 6.125%, 7/1/2048	3,660,000	4,043,605
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,632,653
Indiana, State Finance Authority, Exempt Facilities Revenue, Green Bond, RES Plyflow Indiana LLC, Project, 144A, AMT, 7.0%, 3/1/2039	2,335,000	2,415,160
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,893,550
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.), Inc.	6,220,000	7,385,566
		28,096,258
Iowa 0.9%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc.:
Series A, 5.0%, 5/15/2047	900,000	1,023,345
Series A, 5.0%, 5/15/2048	3,535,000	4,074,583
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series A, 5.0%, 5/15/2043	2,635,000	3,062,265
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	2,500,000	2,623,800
		10,783,993
Kansas 0.6%
Kansas, State Development Finance Authority Revenue, Village Shalom Project, Series A, 5.25%, 11/15/2053	4,500,000	4,840,425
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,605,000	1,728,585
		6,569,010
Kentucky 2.2%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	2,560,000	2,969,933
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	11,000,000	11,150,150
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	8,259,716
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,495,843
Series A, 5.25%, 6/1/2041	1,915,000	2,304,913
		26,180,555
Louisiana 0.8%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	840,775
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	12,371
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,029,850
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	2,023,658
Shreveport, LA, Water & Sewer Revenue, Junior Lien, Series B, 4.0%, 12/1/2044, INS: AGMC	1,000,000	1,150,810
		9,057,464
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,608,040
Maryland 1.8%
Maryland, State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, 5.0%, 6/1/2035	1,250,000	1,564,663
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare:
Series A, 5.5%, 1/1/2046	11,080,000	13,502,531
Series A, 6.125%, 1/1/2036	3,250,000	3,529,142
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,666,600
		21,262,936
Massachusetts 0.3%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series B, 11/15/2056*	430,598	131,952
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Series I, Prerefunded, 7.25%, 1/1/2032	900,000	947,943
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	2,000,000	2,168,460
		3,248,355
Michigan 3.1%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	3,500,000	3,499,720
7.125%, 11/15/2043	1,500,000	1,500,195
144A, 7.5%, 11/15/2044	1,480,000	1,474,805
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,304,645
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,069,308
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	4,030,125
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department:
Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,108,889
Series C, 5.0%, 7/1/2035	910,000	1,073,755
Michigan, State Finance Authority Revenue, Trinity Health Corp., Prerefunded, 5.0%, 12/1/2031	10,910,000	11,707,957
		35,769,399
Minnesota 1.2%
Bethel, MN, Senior Housing Revenue, Lodge at Stillwater LLC Project:
5.0%, 6/1/2048	920,000	979,248
5.0%, 6/1/2053	550,000	583,671
5.25%, 6/1/2058	1,495,000	1,597,871
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,000,000	1,236,680
Series A, 5.0%, 2/15/2053	2,815,000	3,471,458
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038 (a)	6,235,000	6,397,920
		14,266,848
Mississippi 0.6%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,031,190
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 5.375%, 12/1/2035	1,000,000	1,072,600
		7,103,790
Missouri 1.5%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2040	1,300,000	1,504,659
Series B, 144A, 5.0%, 2/1/2050	1,780,000	2,033,045
Lee's Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project:
Series A, 5.0%, 8/15/2042	2,500,000	2,806,625
Series A, 5.0%, 8/15/2046	3,500,000	3,833,900
Series A, 5.25%, 8/15/2039	1,710,000	1,877,358
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	764,378
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,351,475
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	2,545,679
		17,717,119
Nebraska 0.2%
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	2,144,668
Nevada 0.2%
Carson City, NV, Hospital Revenue, Carson Tahoe Regional Medical Centre, Series A, 5.0%, 9/1/2047	1,000,000	1,195,830
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	4,500,000	755,145
		1,950,975
New Hampshire 1.8%
New Hampshire, National Finance Authority Revenue, The Vista Project:
Series A, 144A, 5.75%, 7/1/2054	2,000,000	2,239,620
Series A, 144A, 5.625%, 7/1/2046	1,000,000	1,117,970
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	735,749
Series A, 6.875%, 7/1/2041	2,825,000	2,965,544
New Hampshire, State Health & Educational Facilities Authority Revenue, Elliot Hospital Obligation Group, 5.0%, 10/1/2038	3,835,000	4,603,265
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	900,000	1,017,621
Series A, 144A, 6.25%, 7/1/2042	1,090,000	1,229,934
Series A, 144A, 6.125%, 7/1/2052	6,200,000	6,925,276
		20,834,979
New Jersey 4.2%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	450,000	482,616
Series DDD, 5.0%, 6/15/2042	1,385,000	1,650,020
Series BBB, 5.5%, 6/15/2030	8,975,000	11,166,067
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,645,000	3,773,924
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040 (a)	1,625,000	1,665,463
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	880,000	1,070,282
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,899,550
New Jersey, State Economic Development Authority, Special Facility Revenue, Port Newark Container Terminal LLC Project, AMT, 5.0%, 10/1/2047	3,000,000	3,533,520
New Jersey, State Health Care Facilities Financing Authority, 5.0%, 10/1/2038	4,000,000	4,880,560
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	2,096,658
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,596,435
New Jersey, State Transportation Trust Fund Authority, Series BB, 4.0%, 6/15/2038	2,000,000	2,301,120
New Jersey, Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/2046	9,750,000	11,491,837
		48,608,052
New Mexico 0.9%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	7,592,325
New Mexico, State Mortgage Finance Authority, "I", Series D, 3.25%, 7/1/2044	2,740,000	2,955,200
		10,547,525
New York 5.4%
Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:
Series A, 5.25%, 2/15/2047	4,780,000	4,977,701
Series A, Prerefunded, 5.25%, 2/15/2047	220,000	229,482
Series A, 5.75%, 2/15/2047	2,665,000	2,783,086
Series A, Prerefunded, 5.75%, 2/15/2047	125,000	130,979
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	3,750,000	4,203,900
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	517,913
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2045	1,000,000	1,144,870
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	8,000,000	9,013,840
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2034	835,000	1,033,613
AMT, 5.0%, 1/1/2036	835,000	1,029,897
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	595,000	690,420
Series B, 5.0%, 6/1/2045	5,485,000	5,749,322
Series B, 5.0%, 6/1/2048	5,305,000	5,553,911
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,015,036
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	5,000,000	5,301,200
Series E-1, 3.0%, 11/1/2039	3,000,000	3,158,100
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	100,000,000	3,454,000
New York, NY, General Obligation, Series A-1, 4.0%, 8/1/2038	5,000,000	6,051,200
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	2,125,000	2,110,890
		63,149,360
North Carolina 0.2%
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	2,125,000	2,382,975
North Dakota 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,114,140
Ohio 6.3%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series B-3, Class 2, Zero Coupon, 6/1/2057 (a)	15,000,000	2,111,700
Series B-2, Class 2, 5.0%, 6/1/2055 (a)	8,000,000	9,047,040
Series A-2, 5.875%, 6/1/2047	12,100,000	12,115,004
Series A-3, 6.25%, 6/1/2037	6,000,000	6,705,840
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,817,478
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	4,480,000	5,350,822
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, Prerefunded, 5.5%, 6/1/2042	3,100,000	3,417,564
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,452,258
Series A, 5.0%, 1/1/2052	1,000,000	1,162,130
Prerefunded, 6.125%, 1/1/2031	1,505,000	1,570,588
Prerefunded, 6.625%, 1/1/2046	2,500,000	2,619,025
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,345,000	12,432,414
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	823,397
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	3,554,932
Ohio, State Higher Educational Facility Commission Revenue, Summa Health System Obligated Group, 5.75%, 11/15/2040	1,105,000	1,115,221
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	6,859,740
		73,155,153
Oklahoma 0.7%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	1,635,000	2,030,572
Series B, 5.5%, 8/15/2057	4,235,000	5,239,372
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,175,000	1,352,437
		8,622,381
Oregon 0.0%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	195,000	221,643
Pennsylvania 3.7%
Chester County, PA, Health & Education Facilities Authority, Simpson Senior Services Project, 5.0%, 12/1/2051	2,570,000	2,898,395
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	500,000	546,385
Cumberland County, PA, Municipal Authority, Asbury Pennsylvania Obligation Group, 5.0%, 1/1/2045	395,000	441,440
Doylestown, PA, Hospital Authority Revenue, Series A, 5.0%, 7/1/2049	2,235,000	2,671,071
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	1,030,662
5.25%, 7/1/2041	900,000	1,030,374
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:
Series A, 5.0%, 12/1/2038	415,000	483,317
Series A, 5.0%, 12/1/2048	1,085,000	1,245,254
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: American Airlines, Inc.	985,000	995,461
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,420,000	1,444,736
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.45%, 6/1/2039(a)	2,000,000	1,978,960
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, AMT, 5.0%, 12/31/2034	8,005,000	9,592,792
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2039	5,000,000	6,359,450
Series A-1, 5.0%, 12/1/2041	20,000	23,596
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,160,951
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	1,365,000	1,567,525
Series A, 5.0%, 7/1/2049	1,590,000	1,815,700
Philadelphia, PA, Gas Works Revenue, Series 9, 5.25%, 8/1/2040	1,835,000	1,868,379
		43,154,448
Puerto Rico 3.2%
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2025 *	920,000	734,850
Series XX, 5.25%, 7/1/2040 *	7,000,000	5,608,750
Series WW, 5.5%, 7/1/2038 *	2,900,000	2,330,875
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2051	20,000,000	4,323,400
Series A, 5.0%, 7/1/2058	20,683,000	23,720,712
		36,718,587
Rhode Island 0.5%
Rhode Island, State Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligated Group, 5.0%, 5/15/2034	3,150,000	3,737,538
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	2,345,000	2,672,339
		6,409,877
South Carolina 3.0%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,073,490
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	4,078,000	4,084,729
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	2,290,000	2,702,795
South Carolina, State Jobs-Economic Development Authority, Residential Facilities Revenue, Episcopal Home Still Hopes:
5.0%, 4/1/2047	1,800,000	2,015,622
5.0%, 4/1/2052	1,575,000	1,759,685
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	10,360,000	12,374,191
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	8,890,000	10,495,534
		34,506,046
Tennessee 0.9%
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2054	1,500,000	1,748,520
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	1,040,157
Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027, GTY: Goldman Sachs Group, Inc.	6,435,000	7,839,953
		10,628,630
Texas 10.1%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	4,205,100
Zero Coupon, 1/1/2032	3,500,000	2,783,025
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Series A, 5.75%, 8/15/2038	2,810,000	3,257,043
Series D, 6.125%, 8/15/2048	4,485,000	5,225,787
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
Series B, Prerefunded, 7.0%, 1/1/2043	3,000,000	3,506,100
Series B, Prerefunded, 7.0%, 1/1/2048	3,000,000	3,506,100
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, AMT, 5.0%, 7/15/2028	2,700,000	3,349,269
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,128,380
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	13,726,020
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	1,440,000	1,510,848
Port Beaumont, TX, Navigation District Dock & Wharf Facility Revenue, Jefferson's Gulf Coast Energy Project, Series A, 144A, AMT, 4.0%, 1/1/2050	1,155,000	1,202,817
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,008,720
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,755,920
Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 144A, 5.0%, 8/1/2038	2,830,000	3,169,770
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	2,789,635
Series A, Prerefunded, 5.25%, 11/1/2038	11,000,000	11,324,170
Texas, Grand Parkway Transportation Corp., System Toll Revenue, First Tier, Series C, 4.0%, 10/1/2049	2,400,000	2,844,792
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,653,088
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Legacy Midtown Park, Inc. Project, Series A, 5.5%, 7/1/2054	2,250,000	2,411,595
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project, 5.0%, 10/1/2039	1,820,000	2,045,844
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	7,170,000	7,859,109
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: Goldman Sachs Group, Inc.	7,000,000	7,130,620
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	8,520,000	10,144,253
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,603,749
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	80,000	82,703
Prerefunded, 7.125%, 11/1/2040	3,580,000	3,725,778
		117,950,235
Utah 0.5%
Utah, Infrastructure Agency Telecommunication Revenue, Series 2019, 4.0%, 10/15/2042	2,350,000	2,574,566
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	3,180,000	3,418,341
		5,992,907
Virginia 1.8%
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	1,155,540
5.0%, 1/1/2046	1,530,000	1,749,540
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue:
Series 2020, 5.0%, 9/1/2050	1,740,000	1,785,745
Series 2020, 5.125%, 9/1/2055	1,075,000	1,103,541
Series A, 5.375%, 9/1/2054	1,500,000	1,595,730
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	507,565
144A, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	1,090,026
Series B, 5.625%, 9/1/2041	5,332,000	3,507,656
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,088,040
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,624,322
144A, 5.0%, 9/1/2045	2,100,000	2,399,628
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,811,741
		20,419,074
Washington 2.8%
Clark County, WA, School District No. 37 Vancouver:
4.0%, 12/1/2034	1,500,000	1,825,590
4.0%, 12/1/2035	2,000,000	2,428,520
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	1,025,000	1,073,698
5.0%, 12/1/2046	1,365,000	1,419,477
Pierce County, WA, Bethel School District No. 403, 4.0%, 12/1/2037	5,900,000	7,122,362
Washington, Port of Seattle Revenue, Series A, AMT, 5.0%, 5/1/2033	4,000,000	4,920,240
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,200,560
Washington, State Housing Finance Commission, Reference Judson Park Project, 144A, 5.0%, 7/1/2048	550,000	603,416
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	6,000,000	6,890,700
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	855,678
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,895,852
Series A, 144A, 5.0%, 7/1/2053	1,125,000	1,225,957
		32,462,050
West Virginia 0.5%
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028 *	7,000,000	3,850,000
6.5%, 10/1/2038 *	3,000,000	1,650,000
		5,500,000
Wisconsin 2.9%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,000,000	4,463,960
Series B, 5.0%, 7/1/2048	910,000	988,624
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,747,590
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	2,194,860
5.0%, 7/1/2052	910,000	993,838
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, 144A, 5.0%, 6/15/2049	520,000	565,770
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 4.0%, 10/1/2049	5,000,000	5,748,450
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	485,000	507,698
144A, 5.75%, 5/1/2054	4,725,000	4,950,713
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2047	4,545,000	5,154,121
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community Project:
5.0%, 6/1/2037	1,110,000	1,221,366
5.0%, 6/1/2041	955,000	1,046,441
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	200,000	216,102
Series A, 5.0%, 9/15/2045	270,000	290,509
Series B, 5.0%, 9/15/2045	1,000,000	1,055,190
Series A, 5.0%, 9/15/2050	1,080,000	1,157,890
		34,303,122
Total Municipal Bonds and Notes (Cost $1,044,730,264)		1,131,525,782
Underlying Municipal Bonds of Inverse Floaters (b) 5.1%
Florida 1.3%
Florida, Airport Facilities Revenue, Series B, 4.0%, 9/1/2044 (c)	10,000,000	15,159,950
Trust: Airport Facilities Revenue, Series XM0780, 144A, 10.39%, 9/1/2027, Leverage Factor at purchase date: 4 to 1
Massachusetts 1.2%
Massachusetts, State School Building Authority, Sales Tax Revenue, Series C, 144A, 5.0%, 8/15/2037 (c)	15,000,000	13,546,263
Trust: Massachusetts, State School Building Authority, Series 2016-XM0239, 144A, 14.57%, 8/15/2033, Leverage Factor at purchase date: 4 to 1
Michigan 1.1%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 144A, 5.0%, 4/15/2034 (c)	10,000,000	12,837,824
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 11.144%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
Washington 1.5%
Washington, State General Obligation, Series A-1, 144A, 5.0%, 8/1/2037 (c)	15,000,000	18,009,675
Trust: State General Obligation, Series XM0127, 144A, 14.57%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $55,483,222)		59,553,712
Other Municipal Related 0.0%
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project Escrow:
Series A, 4.875%, 11/15/2048*	1,000,000	10,000
Series A, 5.0%, 11/15/2055*	3,430,000	34,300
Total Other Municipal Related (Cost $0)		44,300
	Shares	Value ($)

Open-End Investment Companies 1.7%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.953%, 0.953% ***, (Cost $19,408,074)	19,405,531	19,409,412
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,119,621,560)	104.0	1,210,533,206
Floating Rate Notes (b)	(3.2)	(36,670,000)
Other Assets and Liabilities, Net	(0.8)	(9,883,757)
Net Assets	100.0	1,163,979,449

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond *	6.05%	7/1/2031	19,513,377	12,394,576	731,752
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A *	8.125%	5/15/2044	2,310,000	2,279,575	2,171,400
Puerto Rico, Electric Power Authority Revenue, Series TT*	5.0%	7/1/2025	920,000	754,750	734,850
Puerto Rico, Electric Power Authority Revenue, Series XX*	5.25%	7/1/2040	7,000,000	5,566,217	5,608,750
Puerto Rico, Electric Power Authority Revenue, Series WW*	5.5%	7/1/2038	2,900,000	2,352,257	2,330,875
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems *	6.5%	10/1/2028	7,000,000	6,958,641	3,850,000
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems *	6.5%	10/1/2038	3,000,000	2,930,213	1,650,000
				33,236,229	17,077,627

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of February 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Current yield; not a coupon rate.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
PIK: Denotes that all or a portion of the income paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$1,191,123,794	$—	$1,191,123,794
Open-End Investment Companies	19,409,412	—	—	19,409,412
Total	$19,409,412	$1,191,123,794	$—	$1,210,533,206

(d)	See Investment Portfolio for additional detailed categorizations.